Other Assets And Liabilities (Summarized Financial Information Of Equity Method Investees Other Than Morgan Stanley) (Details) (Equity Method Investees Other Than Morgan Stanley [Member], JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Equity Method Investees Other Than Morgan Stanley [Member]
Equity Method Investment, Summarized Financial Information, Assets
Net Loans	¥ 11,214	¥ 11,753
Total assets	17,657	18,448
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Deposits	6,830	6,604
Total liabilities	13,973	14,172
Noncontrolling interests	140	164
Equity Method Investment, Summarized Financial Information, Income and Loss
Total interest income	475	538	599
Total interest expense	98	109	134
Net interest income	377	429	465
Provision for credit losses	51	126	161
Income (loss) before income tax expense (benefit)	128	(83)	63
Net income (loss)	¥ 75	¥ (118)	¥ 24